Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	As of December 31,
Deferred tax assets:	2025	2024
Net operating loss carryforward - Federal	$1,672,292	$273,017
Timing difference - §174 R&D costs	236,213	472,424
Timing difference - Stock-based compensation	113,173	-
Timing difference - Accrued Consulting	-	68,071
Total deferred tax assets	2,021,678	813,512
Less - Valuation allowance	(2,021,678)	(813,512)
Net deferred tax assets	$-	$-

Schedule of Statutory Federal Income Tax Rate to Losses Before Income Tax Benefit

Upon adoption of ASU No. 2023-09, for the year ended December 31, 2025, the provision for income taxes differs from the expense that would be obtained by applying the U.S. federal statutory income tax rate as a result of the following:

	2025
	Amount	Percent

U.S. statutory rate[1]	(1,085,190)	21.0%

Changes in valuation allowance	1,105,484	-24.3%
Deferred changes	(150,012)	5.8%
Non-taxable or non-deductible expenses	89,383	-1.7%

Other	40,334	-0.8%

Effective tax rate	-	0.00%

(1)	We apply the federal tax rate of 21% which is the federal statutory rate of the United States. State taxes are primarily driven by North Carolina.

Prior to the adoption of ASU No. 2023-09, for the year ended December 31, 2024, the provision for income taxes differs from the expense that would be obtained by applying the U.S. statutory income tax rate as a result of the following:

	2024
	Amount	Percent

U. S. Statutory Rate	(655,737)	21.0%
Statutory state rate, net of federal benefit	(55,270)	1.8%
Non-taxable or non-deductible expenses	(116,159)	3.7%

Change in valuation allowance	827,165	-26.5%

Income tax expense (recovery) reported in the consolidated statement of loss	-	0.00%